CAPITAL STOCK (Details - Minimum pre-Transaction price per share) - $ / shares	9 Months Ended		12 Months Ended
	Jul. 31, 2021		Oct. 31, 2020
N 0. 22 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation	$ 0.22	[1]	$ 0.22	[2]
Executive bonus shares issued	40,000,000	[3]	40,000,000	[4]
Non-executive board bonus shares issued	2,000,000	[3]	2,000,000	[5]
N 0. 34 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation	$ 0.34	[1]	$ 0.34	[2]
Executive bonus shares issued	60,000,000	[3]	60,000,000	[4]
Non-executive board bonus shares issued	3,000,000	[3]	3,000,000	[5]
N 0. 45 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation	$ 0.45	[1]	$ 0.45	[2]
Executive bonus shares issued	80,000,000	[3]	80,000,000	[4]
Non-executive board bonus shares issued	4,000,000	[3]	4,000,000	[5]
N 0. 54 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Pre-transaction price per share valuation	$ 0.54	[1]	$ 0.54	[2]
Executive bonus shares issued	100,000,000	[3]	100,000,000	[4]
Non-executive board bonus shares issued	5,000,000	[3]	5,000,000	[5]

[1]	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances
[2]	proforma for issuance of all shares to be issued pursuant to the MCPP and other in the money contingent share issuances
[3]	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro
[4]	per each executive consisting of Albert Mitrani, Dr. Mari Mitrani, Ian Bothwell, and Dr. George Shapiro
[5]	per each non-executive Board member consisting of Dr. Allen Meglin and Michael Carbonara